Stockholders’ Equity - Schedule of Analysis of BHHI Stock Options Issued as Compensation (Details) - $ / shares	3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Analysis of BHI and BHHI Shares of Common Stock Issued as Compensation Subsequent to the US Reorganization [Line Items]
Nonvested Shares, Begining balance			69,782	69,782	150,308	644,972
Weighted Average Fair Value, Begining balance					$ 2.44	$ 2.34	$ 1.41
Nonvested Shares, Granted
Weighted Average Fair Value, Granted
Nonvested Shares, Vested				(150,000)	(80,525)	(494,664)
Weighted Average Fair Value, Vested					$ 1.5	$ 1.22
Nonvested Shares, Forfeited
Weighted Average Fair Value, Forfeited
Nonvested Shares, Ending balance					69,782	150,308
Weighted Average Fair Value, Ending balance					$ 2.44	$ 2.34	$ 1.41
Stock Options [Member]
Schedule of Analysis of BHI and BHHI Shares of Common Stock Issued as Compensation Subsequent to the US Reorganization [Line Items]
Nonvested Shares, Begining balance	616,055
Weighted Average Fair Value, Begining balance	$ 0.68	$ 0.68		$ 0.68
Nonvested Shares, Granted	897,112	1,052,888
Weighted Average Fair Value, Granted	$ 1	$ 0.65
Nonvested Shares, Vested	(975,954)	(436,833)
Weighted Average Fair Value, Vested	$ 0.98	$ 0.62
Nonvested Shares, Forfeited
Weighted Average Fair Value, Forfeited
Nonvested Shares, Ending balance	537,213	616,055		537,213
Weighted Average Fair Value, Ending balance	$ 0.68	$ 0.68		$ 0.68
Restricted Stock Agreements [Member]
Schedule of Analysis of BHI and BHHI Shares of Common Stock Issued as Compensation Subsequent to the US Reorganization [Line Items]
Nonvested Shares, Begining balance	34,890	52,336	69,782	69,782
Weighted Average Fair Value, Begining balance	$ 2.44	$ 2.44	$ 2.44	$ 2.44
Nonvested Shares, Granted	450,000
Weighted Average Fair Value, Granted	$ 1.06
Nonvested Shares, Vested	(467,446)	(17,446)	(17,446)
Weighted Average Fair Value, Vested	$ 1.04	$ 2.44	$ 2.44
Nonvested Shares, Forfeited
Weighted Average Fair Value, Forfeited
Nonvested Shares, Ending balance	17,444	34,890	52,336	17,444	69,782
Weighted Average Fair Value, Ending balance	$ 2.44	$ 2.44	$ 2.44	$ 2.44